Income Taxes	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Income Taxes
Note 22: Income Taxes
We report our provision for income taxes in our Consolidated Statement of Income based upon transactions recorded in our consolidated financial statements regardless of when they are recognized for income tax purposes, with the exception of repatriation of retained earnings from our subsidiaries, as noted below.
In addition, we record an income tax expense or benefit in other comprehensive income or directly in equity when the taxes relate to amounts recorded in other comprehensive income or equity. For example, income tax expense (recovery) on hedging gains (losses) related to our net investment in foreign operations is recorded in our Consolidated Statement of Comprehensive Income as part of net gains (losses) on translation of net foreign operations.
Current tax is the amount of income tax recoverable (payable) in respect of the taxable loss (profit) for a period. Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for accounting and tax purposes. Deferred tax assets and liabilities are measured at the tax rates expected to apply when temporary differences reverse.
Changes
in deferred tax assets and liabilities related to a change in tax rates are recorded in income in the period the tax rate is substantively enacted, except to the extent that the tax arises from a transaction or event which is recognized either in other comprehensive income or directly in equity. Current and deferred taxes are offset only when they are levied by the same tax authority, on the same entity or group of entities, and when there is a legal right to offset.
Included in deferred tax assets is $nil million
($20
million as at October 31, 2020) related to Canadian tax loss carryforwards and
$9 million ($75
million as at October 31, 2020) related to both U.S. tax loss carryforwards and tax credits that will expire in various amounts in U.S. taxation years from 2021 through 2040. On the evidence available, including management projections of income, we believe that it is probable there will be sufficient taxable income generated by our business operations to support these deferred tax assets. The amount of tax on temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in our Consolidated Balance Sheet as at October 31, 2021 is
$118 million ($113 million in 2020), of which $7 million ($7 million in 2020) is scheduled to expire within five years. Deferred tax assets have not been recognized in respect of these items because it is not probable that these assets will be realized.
Income that we earn through our
foreign
subsidiaries is generally taxed in the foreign country in which they operate. Income that we earn through our foreign branches is also generally taxed in the foreign country in which they operate. Canada also taxes the income we earn through foreign branches and a credit is allowed for certain foreign taxes paid on such income. Repatriation of earnings from certain foreign subsidiaries would require us to pay tax on certain of these earnings. As repatriation of such earnings is not planned in the foreseeable future, we have not recorded a related deferred tax liability. The taxable temporary differences associated with the repatriation of earnings from investments in certain subsidiaries, branches, associates and interests in joint ventures for which deferred tax liabilities have not been recognized totalled
$17 billion as at October 31, 2021 ($16 billion in 2020)
.
Provision for Income Taxes

(Canadian $ in millions)	2021	2020	2019
Consolidated Statement of Income
Current
Provision for income taxes for the current period	2,334	1,154	1,198
Adjustments for prior periods	(14)	10	(14)
Deferred
Origination and reversal of temporary differences	173	91	327
Effect of changes in tax rates	11	(4)	3
	2,504	1,251	1,514
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized gains (losses) on FVOCI debt securities	(58)	143	140
Reclassification to earnings of (gains) on FVOCI debt securities	(14)	(25)	(26)
Gains (losses) on derivatives designated as cash flow hedges	(504)	541	521
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges	(149)	(16)	51
Unrealized gains (losses) on hedges of net foreign operations	180	(35)	(4)
Gains (losses) on remeasurement of pension and other employee future benefit plans	341	(88)	(196)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(70)	(10)	27
Unrealized gains on FVOCI equity securities	6	–	1
Share-based compensation	(10)	3	–
	(278)	513	514
Total provision for income taxes	2,226	1,764	2,028

Components of Total Provision for Income Taxes (Canadian $ in millions)	2021	2020	2019
Canada: Current taxes
Federal	650	694	791
Provincial	373	402	465
	1,023	1,096	1,256
Canada: Deferred taxes
Federal	233	(11)	(113)
Provincial	134	(6)	(66)
	367	(17)	(179)
Total Canadian	1,390	1,079	1,077
Foreign: Current taxes	940	450	308
Deferred taxes	(104)	235	643
Total foreign	836	685	951
Total provision for income taxes	2,226	1,764	2,028
Set out below is a reconciliation of our
statutory
tax rates and income taxes that would be
payable
at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2021		2020		2019
Combined Canadian federal and provincial income taxes at the statutory tax rate	2,729	26.6%	1,688	26.6%	1,934	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(232)	(2.3)	(247)	(3.9)	(220)	(3.0)
Foreign operations subject to different tax rates	(137)	(1.3)	(175)	(2.8)	(158)	(2.2)
Write-down of goodwill	202	2.0	–	–	–	–
Change in tax rate for deferred taxes	11	0.1	(4)	(0.1)	3	–
Income attributable to investments in associates and joint ventures	(56)	(0.6)	(39)	(0.6)	(37)	(0.5)
Other	(13)	(0.1)	28	0.5	(8)	(0.1)
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	2,504	24.4%	1,251	19.7%	1,514	20.8%
C
omponents of Deferred Tax Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, October 31, 2020	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2021
Allowance for credit losses	849	(194)	–	(4)	651
Employee future benefits	337	2	(9)	–	330
Deferred compensation benefits	416	270	–	(1)	685
Other comprehensive income	(358)	–	250	–	(108)
Tax loss carryforwards	87	(53)	–	–	34
Tax credits	31	(31)	–	–	–
Premises and equipment	(361)	(39)	–	–	(400)
Pension benefits	78	104	(330)	–	(148)
Goodwill and intangible assets	(237)	(6)	–	2	(241)
Securities	11	(62)	–	–	(51)
Other	512	(175)	10	(4)	343
Net deferred tax assets (liabilities)	1,365	(184)	(79)	(7)	1,095
Comprising
Deferred tax assets	1,473				1,287
Deferred tax liabilities	(108)				(192)
Net deferred tax assets (liabilities)	1,365	–	–	–	1,095

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2019 (1)	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2020
Allowance for credit losses	511	334	–	4	849
Employee future benefits	325	11	1	–	337
Deferred compensation benefits	483	(69)	–	2	416
Other comprehensive income	(143)	–	(218)	3	(358)
Tax loss carryforwards	145	(59)	–	1	87
Tax credits	189	(189)	–	31	31
Premises and equipment	(282)	(78)	–	(1)	(361)
Pension benefits	27	(35)	86	–	78
Goodwill and intangible assets	(217)	(18)	–	(2)	(237)
Securities	50	(39)	–	–	11
Other	441	55	–	16	512
Net deferred tax assets (liabilities)	1,529	(87)	(131)	54	1,365
Comprising
Deferred tax assets	1,589				1,473
Deferred tax liabilities	(60)				(108)
Net deferred tax assets (liabilities)	1,529	–	–	–	1,365

(1)	Includes IFRS 16 adoption adjustment of $21 million (refer to Note 1).
Canadian tax authorities have reassessed us for additional income tax and interest in an amount of approximately
$1,210
million, to date, in respect of certain 2011 – 2016 Canadian corporate dividends. Those reassessments denied certain dividend deductions on the basis that the dividends were received as part of a “dividend rental arrangement”. The tax rules raised by the Canadian tax authorities were prospectively addressed in the 2015 and 2018 Canadian federal budgets. In October 2021, we filed Notices of Appeal with the Tax Court of Canada and the matter is now in litigation. In the future, we expect to be reassessed for significant income tax for similar activities. We remain of the view that our tax filing positions were appropriate and intend to challenge all reassessments. However, if such challenges are unsuccessful, the additional expense would negatively impact our net income.